Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about derivative financial instruments
The fair values of derivatives by category are as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current	282	(144)	138	457	(145)	312
Non-current	305	(869)	(564)	542	(754)	(212)
	587	(1,013)	(426)	999	(899)	100

Financing derivatives	298	(991)	(693)	942	(767)	175
Commodity contract derivatives	289	(22)	267	57	(132)	(75)
	587	(1,013)	(426)	999	(899)	100
The fair values of financing derivatives by type are as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	89	(97)	(8)	325	(159)	166
Cross-currency interest rate swaps	174	(642)	(468)	601	(351)	250
Foreign exchange forward contracts¹	35	(65)	(30)	16	(74)	(58)
Inflation-linked swaps	—	(187)	(187)	—	(183)	(183)
	298	(991)	(693)	942	(767)	175
1.    Included within the foreign exchange forward contracts balance are £21 million (2021: £32 million) of derivative liabilities in relation to the hedging of capital expenditure and a deal-contingent foreign exchange forward contract liability of £nil (2021: £9 million) in relation to the disposal of NECO (see note 10)
The notional contract amounts of financing derivatives by type are as follows:

	2022	2021
	£m	£m
Interest rate swaps	(1,607)	(2,259)
Cross-currency interest rate swaps	(10,397)	(8,389)
Foreign exchange forward contracts	(6,371)	(4,651)
Inflation-linked swaps	(500)	(500)
	(18,875)	(15,799)
The fair values of commodity contract derivatives by type are as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	11	(6)	5	44	(94)	(50)
Derivative financial instruments linked to commodity prices
Electricity capacity	1	—	1	2	—	2
Electricity swaps	208	(10)	198	10	(33)	(23)
Electricity options	5	—	5	—	(1)	(1)
Gas swaps	29	(6)	23	1	(3)	(2)
Gas options	35	—	35	—	(1)	(1)
	289	(22)	267	57	(132)	(75)
The notional quantities of commodity contract derivatives by type are as follows:

	2022	2021
Forward purchases of gas[1]	28m Dth	36m Dth
Electricity swaps	13,458 GWh	12,321 GWh
Gas swaps	39m Dth	47m Dth
Gas options	59m Dth	40m Dth
1. Forward gas purchases have terms up to one year (2021: five years). The contractual obligations under these contracts are £86 million (2021: £104 million)
Disclosure of maturity analysis for derivative financial liabilities
The maturity profile of financing derivatives is as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	34	(136)	(102)	428	(70)	358
	34	(136)	(102)	428	(70)	358
Non-current
In 1 to 2 years	6	(29)	(23)	10	(14)	(4)
In 2 to 3 years	28	(39)	(11)	24	(12)	12
In 3 to 4 years	—	(26)	(26)	62	(80)	(18)
In 4 to 5 years	12	(16)	(4)	4	(42)	(38)
More than 5 years	218	(745)	(527)	414	(549)	(135)
	264	(855)	(591)	514	(697)	(183)
	298	(991)	(693)	942	(767)	175
The maturity profile of commodity contract derivatives is as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	248	(8)	240	29	(75)	(46)
	248	(8)	240	29	(75)	(46)
Non-current
In 1 to 2 years	34	(6)	28	7	(24)	(17)
In 2 to 3 years	5	(5)	—	7	(16)	(9)
In 3 to 4 years	2	(2)	—	7	(7)	—
In 4 to 5 years	—	(1)	(1)	6	(5)	1
More than 5 years	—	—	—	1	(5)	(4)
	41	(14)	27	28	(57)	(29)
	289	(22)	267	57	(132)	(75)